May 3, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:  Plan Investment Fund, Inc. (the “Registrant” or “Fund”)

Rule 497(j) Prospectus and Statement of Additional Information Certification
File Nos. 811-04379 and 002-99584

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Registrant hereby transmits via EDGAR the following certification in lieu of filing under Rule 497(c) of the Act:

(1) the forms of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund under paragraph c) of Rule 497 of the Act would not have differed from those contained in the most recent registration statement or amendment (Post-effective Amendment No. 37 to the Fund’s Registration Statement on Form N-1A filed with the Commission pursuant to Rule 485(b) under the Act on April 30, 2013 becoming effective April 30, 2013—Accession Number 0001193125-13-185555, and

(2) the text of the most recent registration statement or amendment has been filed electronically.

Any questions with respect to this filing should be directed to the undersigned at (630) 472-7711.

Please provide an electronic confirmation as evidence of this filing.

Very truly yours,

/s/ Joseph S. Castellon

Joseph S. Castellon

Treasurer

Plan Investment Fund, Inc.